Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Formation and operational costs	$ 643,147	$ 286,833	$ 1,893	$ 2,758,585	$ 931,960	$ 1,605,912
Loss from operations	(643,147)	(286,833)	(1,893)	(2,758,585)	(931,960)	(1,605,912)
Other income (expense):
Transaction costs allocated to warrants					(523,013)	(523,013)
Change in fair value of warrant liabilities	(141,203)	1,290,176		6,652,710	961,676	1,642,290
Change in fair value of Working Capital Loan	175,732			182,135
Interest earned on marketable securities held in Trust Account	537,869	18,051		855,534	57,897	78,398
Unrealized gain on marketable securities held in Trust Account	24,795	3,734		9,440	1,361	2,211
Total other income, net	597,193	1,311,961		7,699,819	497,921	1,199,886
(Loss) income before provision for income taxes	(45,954)	1,025,128		4,941,234	(434,039)
Provision for income taxes	(51,742)			(124,924)
Net income (loss)	$ (97,696)	$ 1,025,128	$ (1,893)	$ 4,816,310	$ (434,039)	$ (406,026)
Class A Common Stock
Other income (expense):
Basic and diluted weighted average shares outstanding (in Shares)	10,855,753	17,250,000		15,118,584	16,615,809	16,776,099
Basic and diluted net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0.05		$ 0.25	$ (0.02)	$ (0.02)
Class B Common Stock
Other income (expense):
Basic and diluted weighted average shares outstanding (in Shares)	4,312,500	4,312,500	3,750,000	4,312,500	4,291,820	4,297,047
Basic and diluted net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0.05	$ 0	$ 0.25	$ (0.02)	$ (0.02)